Equity - Schedule of Issued and Outstanding Share Capital (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) shares
Schedule of Issued and Outstanding Share Capital [Abstract]
Balance | $	$ 1,185
Issuance of shares | shares	1,774
Exercise of options and warrants | shares	586
Balance | $	$ 3,545